FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2019
FINANCIAL INSTRUMENTS
Schedule of fair value measurement of assets and liabilities

	June 30, 2019		December 31, 2018
	Fair Value	Carrying Value	Fair Value	Carrying Value
	$	$	$	$
Financial Assets
FVTPL
Long-term investment	179,390	179,390	282,509	282,509

Amortized cost
Cash and cash equivalents	2,614,727	2,614,727	36,042,090	36,042,090
Accounts receivable	5,175,670	5,175,670	3,579,271	3,579,271
Due from related parties	13,895,221	13,895,221	14,973,749	14,973,749
Refundable deposits	196,391	196,391	2,196,391	2,196,391

Financial Liabilities
Amortized cost
Accounts payable and accrued liabilities	12,208,468	12,208,468	9,634,464	9,634,464
Current portion of long-term debt	—	—	2,503,064	2,503,064
Deferred payment	10,094,520	10,094,520	22,226,565	22,226,565
Payable to joint venture	16,810,000	16,810,000	—	—
Due to related parties	10,400,227	10,400,227	1,806,393	1,806,393

Schedule of financial instruments

	Fair Value Measurement
	Level 1	Level 2	Level 3	Total
	$	$	$	$
As at June 30, 2019

Financial Assets Long-term investments	100,000	79,390	—	179,390

As at December 31, 2018

Financial Assets Long-term investments	166,667	115,842	—	282,509